Summary of Significant Accounting Policies - Additional Information (Details 1)	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Summary Of Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year